Inventories, Net - Summary of Inventories, Net (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of inventories [abstract]
Finished goods for resale	$ 79,660	R$ 308,666	R$ 466,486
Right to recover returned goods	589	2,282
Allowance for slow moving and others	(10,931)	(42,354)	(9,854)
Total inventories, net	$ 69,318	R$ 268,594	R$ 456,632